Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	May 31, 2021	May 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,540,771	$ 1,102,688
Less: accumulated depreciation	(609,768)	(453,218)
Less: accumulated impairment loss	(29,541)
Exchange differences	(36,432)	22,985
Property and equipment, net	865,030	672,455
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	205,292	178,782
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,302	9,172
Furniture and education equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	279,751	195,262
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	145,216	95,385
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	839,150	579,231
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 63,060	$ 44,856